INCOME TAXES (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Prc Excluding Hong Kong [Member] USD ($)	Dec. 31, 2012 Prc Excluding Hong Kong [Member] CNY	Dec. 31, 2011 Prc Excluding Hong Kong [Member] CNY	Dec. 31, 2010 Prc Excluding Hong Kong [Member] CNY	Dec. 31, 2012 Hong Kong [Member] USD ($)	Dec. 31, 2012 Hong Kong [Member] CNY	Dec. 31, 2011 Hong Kong [Member] CNY	Dec. 31, 2010 Hong Kong [Member] CNY
Current tax
Current Income Tax Expense (Benefit)					$ 920	5,732	8,228	13,361	$ 687	4,280	8,048	3,819
Deferred tax
Deferred income taxes	(670)	(4,173)	(4,723)	(5,331)					(670)	(4,173)	(4,723)	(5,331)
Income tax expense	$ 937	5,839	11,553	11,849